Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34656
Entity Registrant Name	H World Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1299 Fenghua Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201803
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HTHT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	3,159,046,350
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Entity Central Index Key	0001483994
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Business contact
Document and Entity Information
Contact Personnel Name	Jun Zou
Entity Address, Address Line One	No. 1299 Fenghua Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201803
Entity Address, Country	CN
City Area Code	86
Local Phone Number	(21) 6195-2011
Contact Personnel Email Address	zoujun002@hworld.com